Note 6 - Exploration and Evaluation Assets (Details Textual) $ / shares in Units, $ in Thousands										6 Months Ended	7 Months Ended	12 Months Ended						19 Months Ended
	Jan. 01, 2024 CAD ($)	Jul. 01, 2023 CAD ($)	Jan. 01, 2023 CAD ($)	Dec. 01, 2022 CAD ($)	Jul. 04, 2022 CAD ($)	Jun. 13, 2022 CAD ($) $ / shares shares	Mar. 11, 2022 CAD ($) shares	Oct. 14, 2021 CAD ($) $ / shares shares	Oct. 14, 2021 USD ($) shares	Nov. 30, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 01, 2024 CAD ($)	Jun. 01, 2023 CAD ($)	Nov. 30, 2022 CAD ($) shares	Nov. 30, 2021 CAD ($) shares	Nov. 30, 2021 USD ($) shares	Nov. 30, 2020 CAD ($) shares	Dec. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Payment for settlement agreement claim								$ 124
Increase (decrease) in number of shares outstanding from settlement of litigation (in shares) | shares								324,723	324,723
Gains on litigation settlements														$ 0	$ 760
Recovery on grant of mineral property option										$ 1,379				$ 1,379	(0)
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares) | shares																	20,000,000
Increase (decrease) through equity investments designated at fair value through other comprehensive income															$ 8,689		$ 120,833
NevGold Corp [member]
Statement Line Items [Line Items]
Number of common shares receipt (in shares) | shares														4,444,444
Common shares receipt, fair value										$ 2,489				$ 2,489
Share price (in CAD per share) | $ / shares						$ 0.675
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares) | shares						1,481,481								1,481,481	5,925,925	5,925,925
Increase (decrease) through equity investments designated at fair value through other comprehensive income						$ 1,000								$ 1,000	$ 3,489
Almaden gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project						100.00%
Almaden gold project [member] | NevGold Corp [member]
Statement Line Items [Line Items]
Number of common shares receipt (in shares) | shares						4,444,444
Common shares receipt, fair value						$ 2,489
Share price (in CAD per share) | $ / shares						$ 0.56
Recovery on grant of mineral property option						$ 1,379
Option Agreement, additional payments	$ 3,000	$ 1,500	$ 1,500									$ 6,000
Aggregating of project qualifying expenditure											$ 750		$ 1,500					$ 2,250
Maximum success-based Contingent Payments requirement						7,500
Contingent payments requirement, completion of a positive Preliminary Economic Assessment						500
Contingent payments requirement, completion of a positive Preliminary Feasibility Study						2,500
Contingent payments requirement, completion of a positive Feasibility Study						$ 4,500
Third-party royalty holder [member]
Statement Line Items [Line Items]
Settlement agreement, claim amount									$ 500,000
Payment for settlement agreement claim									$ 100,000
Increase (decrease) in number of shares outstanding from settlement of litigation (in shares) | shares								324,723	324,723
Shares issued, price per share (in CAD per share) | $ / shares								$ 1.62
Net profits interest royalty, percentage																	1.33%
Net smelter return royalty, percentage															0.50%	0.50%
Net smelter return royalty can be repurchased, price																$ 250,000
Newrange [member] | Yarumalito gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage							1.00%
Payments to acquire net smelter return							$ 100
Net smelter return royalty, number of common shares delivered (in shares) | shares							10,000
Purchase price, including transaction costs to acquire net smelter return royalty							$ 134
NevGold [member] | Brokered private placement [member]
Statement Line Items [Line Items]
Investor rights agreement, minimum equity interest, percentage					4.99%
NevGold [member] | Brokered private placement [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Purchase of equity, purchase price				$ 1,250
NevGold [member] | Brokered private placement [member] | Top of range [member]
Statement Line Items [Line Items]
Purchase of equity, purchase price					$ 1,250
Purchase of equity, percentage of gross proceeds					40.00%